BANK BORROWINGS - Additional information (Details)	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Aug. 31, 2024 USD ($)	Aug. 31, 2024 CNY (¥)	Jul. 31, 2023 USD ($)	Jul. 31, 2023 CNY (¥)
BANK BORROWINGS
Repaid borrowings	$ 689,408
Bank of Communications | Credit facility agreement
BANK BORROWINGS
Interest expense arising from the bank borrowings	$ 8,388	$ 39,314
Bank of Communications | Loan agreement
BANK BORROWINGS
Principal amount			$ 694,859	¥ 5,000,000	$ 847,350	¥ 6,000,000
Fixed interest rate			3.00%	3.00%	3.55%	3.55%